Shareholders' equity - Secondary Offering Narrative (Details)			12 Months Ended
	Nov. 26, 2018 CAD ($) shares	Jun. 21, 2018 CAD ($) shares	Mar. 28, 2021 shares	Mar. 29, 2020 shares	Mar. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)			422,511	742,134	1,702,503
Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)			422,511	742,134	1,702,503
Multiple voting shares
Disclosure of classes of share capital [line items]
Number of stock options exercised (shares)			0	0	0
June 2018 Secondary Offering
Disclosure of classes of share capital [line items]
Transaction costs | $					$ 1,200,000
June 2018 Secondary Offering | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares sold (shares)		10,000,000
Proceeds from sale of shares | $		$ 0
Number of stock options exercised (shares)		100,000
June 2018 Secondary Offering | Multiple voting shares
Disclosure of classes of share capital [line items]
Number of shares converted to subordinate voting shares (in shares)		9,900,000
November 2018 Secondary Offering
Disclosure of classes of share capital [line items]
Transaction costs | $					$ 600,000
November 2018 Secondary Offering | Subordinate voting shares
Disclosure of classes of share capital [line items]
Number of shares sold (shares)	10,000,000
Proceeds from sale of shares | $	$ 0
Number of stock options exercised (shares)	10,000
November 2018 Secondary Offering | Multiple voting shares
Disclosure of classes of share capital [line items]
Number of shares converted to subordinate voting shares (in shares)	9,990,000